Lease liability and Right-of-use assets (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	$ 1,828	$ 1,789
Lease liabilities undiscounted	3,242	3,205
Less current lease liabilities	(230)	(251)
Less current lease liabilities undiscounted	(284)	(297)
Non-current lease liabilities	1,598	1,538
Non-current lease liabilities undiscounted	2,958	2,908
Commitments for leases not yet commenced	89	83
Most material lease with lease term extension	$ 700	$ 700
Lease term end date	2071	2071
Information about lessee's exposure arising from extension options and termination options	At December 31, 2023, and December 31, 2022, there were no material future cash outflows, including extension options, excluded from the measurement of lease liabilities. The Company’s most material lease with a lease term extension, representing a lease liability value of USD 0.7 billion (2022: USD 0.7 billion), has a determined lease term end date of 2071 (2022: 2071). Non-enforceable extension options of up to 10 years have not been included within the measurement of this lease liability, and do not have a material impact to the carrying value of the lease for both 2023 and 2022. Should the landlord agree to a lease extension, rent will be referenced to the market rates as at the commencement of the extension period.In 2023, the Company completed two sale and leaseback transactions for certain property, plant and equipment as part of the Company’s strategy. The transactions resulted in net cash inflows of USD 273 million (2022: USD 49 million) and the recognition of USD 146 million of lease liabilities(2022: USD 23 million), and USD 109 million of right-of-use assets (2022: USD 13 million). The right-of-use assets value reflects the proportion of the property, plant and equipment retained. Extension options have been included where management believe that such options will be exercised. The liabilities reflect the net present value of future lease payments. The net gain on the sale and leaseback transactions amounted to USD 18 million (2022: USD 17 million). There were no significant sale and leaseback transactions in 2021.The following table provides additional disclosures related to continuing operations right-of-use assets and lease liabilities for 2023, 2022 and 2021:(USD millions) 2023 2022 2021Interest expense on lease liabilities 1625759Expense on short-term leases536Expense on low-value leases667Total cash outflows for leases321319339 Thereof: Cash outflows for short-term leases and low-value leases 211913 Payments of interest 3524848 Payments of lease liabilities 4258262278 1 The weighted average interest rate is 3.5% (2022: 3.3%, 2021: 3.2%). Interest on lease liabilities as at December 31, 2023, is estimated to be USD 54 million for 2024 and USD 1.4 billion thereafter. 2 Cash flows from short-term and low-value leases are included within total net cash flows from operating activities. The portfolio of short-term leases to which the Company is committed to at December 31, 2023, 2022 and 2021, is similar to the portfolio of short-term leases the Company entered into during 2023, 2022 and 2021. 3 Included within total net cash flows from operating activities 4 Reported as cash outflows in financing activities net of lease incentives received, if any.The net investment held and income from subleasing right-of-use assets were not significant for 2023, 2022, and 2021. Income from leasing Novartis property, plant and equipment to third parties for 2023, 2022 and 2021 was not significant.
Not later than one year [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	$ 230	$ 251
Lease liabilities undiscounted	284	297
Later than one year and not later than two years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	203	190
Lease liabilities undiscounted	248	232
Later than two years and not later than three years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	170	167
Lease liabilities undiscounted	211	201
Later than three years and not later than four years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	149	137
Lease liabilities undiscounted	184	172
Later than four years and not later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	113	122
Lease liabilities undiscounted	142	154
Later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	963	922
Lease liabilities undiscounted	$ 2,173	$ 2,149